Non-U.S. Activities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 244,596	$ 238,392
Non-U.S.
Segment Reporting Information [Line Items]
Assets	$ 81,700	$ 82,100